EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Disclosure of classes of share capital
Our company’s equity is comprised of the following shares:

	Class C Shares
	Shares outstanding (Shares)	Share capital (US$ Millions)
Balance at January 1, 2021	2,103,677	$53
Share issuance	—	—
Balance at December 31, 2021	2,103,677	$53
Share issuance	—	—
Balance at December 31, 2022	2,103,677	$53